LIQUIDITY RISKS AND OTHER UNCERTAINTIES (Details) - USD ($)	Aug. 10, 2022	Sep. 30, 2022	Aug. 09, 2022	Jun. 10, 2022	Dec. 31, 2021	Oct. 28, 2021	Dec. 31, 2020
Substantial Doubt About Going Concern Line Items
Accumulated deficit		$ 35,500,000			$ 28,100,000
Deferred Offering Costs							$ 141,338
Threshold number of consecutive business days for calculating closing bid price per ads	30 days
ADS
Substantial Doubt About Going Concern Line Items
Minimum Stockholders' equity required for continued listing on The Nasdaq Capital Market	$ 2,500,000
Minimum closing bid price required per ADS.	$ 1.00			$ 1.00
2020 Notes
Substantial Doubt About Going Concern Line Items
Proceeds received			$ 16,800,000			$ 12,000,000
Deferred Offering Costs			$ 14,900,000			$ 10,100,000